SCHEDULE OF OUTSTANDING WARRANTS (Details)	3 Months Ended
	Mar. 31, 2026 $ / shares shares	Mar. 31, 2026 ₪ / shares shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	1,033,841	1,033,841	1,286,808	4,928,329
Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	88,440	88,440
Expiry date	Apr. 18, 2026
Exercise price | (per share)	$ 22.93	₪ 72.563
Warrants two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	433,825	433,825
Expiry date	May 28, 2026
Exercise price | (per share)	$ 22.93	₪ 72.563
Warrants three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	3,200	3,200
Expiry date	Oct. 02, 2026
Exercise price | $ / shares	$ 1.88
Warrants four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	183,751	183,751
Expiry date	Jan. 29, 2030
Exercise price | $ / shares	$ 8.00
Warrants five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	324,625	324,625
Expiry date	Sep. 16, 2030
Exercise price | $ / shares	$ 10.00